Right to Use Assets and Leases payable - Summary of Maturities of Lease Payments of Operating Lease (Detail) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	R$ 2,145,602
Up to 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	304,007
From 1 to 2 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	264,224
From 2 to 3 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	241,323
From 3 to 4 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	218,157
From 4 to 5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	152,671
More than 5 years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Future disbursements	R$ 965,220